Interest in Other Entities (Details) - Schedule of Long Term Loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Loans [Abstract]
Long term bank loans		$ 2,881
Loans from others	234
Long term loans	$ 234	$ 2,881